Material Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($) $ / shares agreement	Dec. 31, 2024 USD ($)
Disclosure of changes in accounting estimates [line items]
Amortization expense for agreements with customers | $	$ 259,000,000	$ 258,000,000	$ 304,000,000
Investments in joint ventures | $				$ 0	$ 0
Loss from equity financial asset classified at FVOCI | $	(430,000,000)	(260,000,000)	(198,000,000)
Impairment loss recognised in profit or loss, goodwill | $	$ 0	0	0
Minimum year of service for retirement benefits	10 years
Minimum age to qualify for benefits (age) | $ / shares				60
Glass Bottles
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment, useful live	4 years
PET Bottles
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment, useful live	1 year 6 months
Mexico
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement				4
Brazil
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement				1
Guatemala
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement				3
Number Of Bottler Agreements Up For Renewal In 2025 | agreement				1
Number Of Bottler Agreements Up For Renewal In 2028 | agreement				2
Argentina
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement				1
Venezuela
Disclosure of changes in accounting estimates [line items]
Loss from equity financial asset classified at FVOCI | $	$ 0	0	0
Accumulated loss from investments in equity instruments | $	$ 2,445,000,000	$ 2,073,000,000	$ 1,777,000,000
Number of bottler agreements | agreement				1
Bottler Agreement
Disclosure of changes in accounting estimates [line items]
Intangible assets renewable term	10 years
Venezuela | Venezuela
Disclosure of changes in accounting estimates [line items]
Loss from equity financial asset classified at FVOCI | $	$ 372,000,000